Note 19 - Segment Information (Details) - Long-lived Assets by Country (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long lived assets, net (1)
Long-lived assets	$ 175.0	$ 136.2
UNITED STATES
Long lived assets, net (1)
Long-lived assets	64.8	56.5
UNITED KINGDOM
Long lived assets, net (1)
Long-lived assets	28.9	30.0
CHINA
Long lived assets, net (1)
Long-lived assets		17.4
ITALY
Long lived assets, net (1)
Long-lived assets	28.0	13.8
Other Countries
Long lived assets, net (1)
Long-lived assets	53.3	18.5
Foreign
Long lived assets, net (1)
Long-lived assets	$ 110.2	$ 79.7